Condensed Statements of Cash Flow - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Cash Flows From Operating Activities
Net Income	$ 62,221	$ 1,326,558	$ 1,142,894	$ (1,309,851)
Adjustments To Reconcile Net Income (loss) To Net Cash Used In Operating Activities:
Gain On Change In Fair Value Of Derivative Liability	(274,620)	(1,355,087)	1,184,178	(1,255,026)
Amortization Of Discount On Convertible Note	47,481	0
Impairment Loss On Digital Currency	4,621
(gain) Loss On Change In Fair Value Of Derivative Liability	274,620	1,355,087	(1,184,178)	1,255,026
Changes In Operating Assets And Liabilities:
Prepaids	(79,611)	0
Digital Currency	(33,265)	0
Accounts Payable And Accrued Liabilities	25,945	8,586	17,019	32,594
Accrued Interest - Related Party	9,640	9,669	12,894	12,892
Accrued Interest	15,280	5,430	7,259	7,280
Net Cash Used In Operating Activities	(222,308)	(4,844)	(4,112)	(2,059)
Cash Flows From Investing Activities
Net Cash Used In Investing Activities	0	0	0	0
Cash Flows From Financing Activities
Proceeds From Notes Payable	240,500	0
Proceeds From Notes Payable - Related Party	2,000	5,500	4,000	2,500
Net Cash Provided By Financing Activities	242,500	5,500	4,000	2,500
Net Cash Increase (decrease) For The Period	20,192	656	(112)	441
Cash At Beginning Of Period	615	727	727	286
Cash At End Of Period	20,807	1,383	615	727
Supplemental Cash Flow Disclosures
Cash Paid For Interest	0	0	0	0
Cash Paid For Income Taxes	0	0	0	0
Non-cash Investing And Financing Activity:
Reclassification Of Accounts Payable To Notes Payable - Related Party	25,620	8,586	$ 17,019	$ 0
Common Stock On Issuance Of Convertible Notes Payable	$ 92,000	$ 0
Conversion Of Series D Preferred Stock	5,250